Segment reporting	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segment reporting	Segment reporting
The Group operates in one reportable segment: Drug Development. The chief operating decision-maker has been identified as the Executive Management Team. The Executive Management Team consists of the Chief Executive Officer, the Executive Vice President and the Chief Financial Officer. The Executive Management Team reviews the consolidated operating results regularly to make decisions about the financial and organizational resources and to assess overall performance.

The Drug Development segment covers the Group’s research and development activities, primarily comprising the C. difficile infection ("CDI") program and antibiotic pipeline research activities.

The corporate and other activities of Summit Therapeutics Ltd. (previously Summit Therapeutics plc), Summit (Oxford) Limited, Summit Therapeutics Sub Inc. and Discuva Limited, which comprise the costs incurred in providing the facilities, finance, human resource and information technology services, are incurred by the main segment of the Group.
Segment reporting
The Group operates in one reportable segment: Drug Development. The chief operating decision-maker has been identified as the Executive Management Team. Up until April 2020, this team consisted of the former Chief Executive Officer, the former Chief Operating Officer (prior to his departure in January 2020) and the former Chief Commercial Officer. From April 2020, the Executive Management Team consists of the Chief Executive Officer, the Executive Vice President and the Interim Chief Operating Officer. The Executive Management Team reviews the consolidated operating results regularly to make decisions about the financial and organizational resources and to assess overall performance.

The Drug Development segment covers Summit’s research and development activities carried out by the Group, primarily comprising the CDI program and antibiotic pipeline research activities.

The corporate and other activities of Summit Therapeutics plc, Summit (Oxford) Limited, Summit Therapeutics Inc and Discuva Limited, which comprise the costs incurred in providing the facilities, finance, human resource and information technology services, are incurred by the main segment of the Group.

Substantially all of the Group’s assets are held in the United Kingdom.

For details of revenue from external customers by geography refer to Note 7.
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